Fair Value Measurement - Schedule of Fair Value of Warrant Liability (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Fair Value of Warrant Liability [Line Items]
Balance at fair value	¥ 1,632	$ 225	¥ 3,952
Level 1 Inputs [Member]
Schedule of Fair Value of Warrant Liability [Line Items]
Balance at fair value
Level 2 Inputs [Member]
Schedule of Fair Value of Warrant Liability [Line Items]
Balance at fair value
Level 3 Inputs [Member]
Schedule of Fair Value of Warrant Liability [Line Items]
Balance at fair value	¥ 1,632	$ 225	¥ 3,952